Related Party Transactions - Schedule of significant related party transactions, lease liabilities outstanding balance and interest expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Outstanding balance:
Less: current portion (shown as ‘current lease liabilities’)	$ (524)		$ (481)
Net Lease liabilities	711		868
Interest expense on lease liabilities	10	$ 5
CyberLink
Outstanding balance:
Total lease liabilities	343		381
Less: current portion (shown as ‘current lease liabilities’)	(287)		(238)
Net Lease liabilities	56		$ 143
Interest expense on lease liabilities	$ 4	$ 1